Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2025	2024
Raw material	$96,982	$54,163
Work in process	199,127	230,646
Goods in transit	1,424,186	971,550
Inventories provision	(161,476)	(72,787)
Total inventories	$1,558,819	$1,183,572

Schedule of Provision for Inventory

The movement of provision for inventory was as follows:

	For the Years Ended December 31,
	2025	2024
Balance at the beginning of the year	$(72,787)	$(18,058)
Provision during the year	(85,646)	(55,510)
Foreign exchange difference	(3,043)	781
Balance at end of the year	$(161,476)	$(72,787)